SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS (Details) - CAD ($)		12 Months Ended
	Oct. 15, 2018	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Supplemental non-cash disclosures
Reallocation of value of options upon exercise		$ 144,245
Reallocation of value of warrants upon exercise		28,056		2,986
Reallocation of value of RSUs upon vesting		482,272
Shares issued for the acquisition of Majesco (Note 5)				415,000
Amount of shaes issued for intangible assets	$ 1,469,456			1,469,456
Shares issued for licenses				4,880,639
Shares issued for debt settlements		331,967	634,175	623,771
Warrants issued for share issue costs		338,558		24,774
Net assets acquired on RTO (Note 3)				243,065
Shares issued for commitment		137,197		156,000
Acquisition of equipment in accounts payable			125,143
Units issued for conversion of convertible debentures		1,121,514	2,040,346
Accounts payable applied to convertible debentures			23,675
Derecognition of investment in associate			587,274
Loans receivable allocated to long-term			379,268
Residual value of warrants on conversion of convertible debentures			30,779
Accounts receivable applied to accounts payable		$ 648,091